NON-CONTROLLING INTERESTS - Summarized Statements of Cash Flows (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 IDR (Rp)
Noncontrolling Interests
Operating activities	Rp 68,353	$ 4,797	Rp 65,317	Rp 58,966
Investing activities	(37,914)	(2,660)	(35,099)	(35,875)
Financing activities	(12,775)	(897)	(27,910)	(22,175)
NET INCREASE IN CASH AND CASH EQUIVALENTS	17,664	$ 1,240	2,308	916
Telkomsel
Noncontrolling Interests
Operating activities	40,789		39,758	41,515
Investing activities	(12,943)		(10,923)	(13,448)
Financing activities	(34,239)		(28,277)	(25,943)
NET INCREASE IN CASH AND CASH EQUIVALENTS	(6,393)		Rp 558	Rp 2,124
Mitratel
Noncontrolling Interests
Operating activities	5,363
Investing activities	(12,597)
Financing activities	25,851
NET INCREASE IN CASH AND CASH EQUIVALENTS	Rp 18,617